Accounts Payable, Accrued Expenses and Other (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued employee compensation and benefits		$ 532	$ 502
Accounts payable		283	282
Insurance reserves, current		199	189
Other accrued expenses	[1]	516	443
Accounts payable, accrued expenses and other		$ 1,530	$ 1,416

[1]	Includes deposit liabilities related to hotel operations and application fees, taxes, interest and other accrued balances.